Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended
	Feb. 25, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026
Numerator [Abstract]
Allocation of net income (loss)	$ (33,697)	$ (65,249)	$ 54,050	$ (11,199)
Denominator [Abstract]
Weighted-average ordinary shares outstanding	189,076
Class A subject to redemption [Member]
Numerator [Abstract]
Allocation of net income (loss)			$ 37,841	$ (7,093)
Denominator [Abstract]
Weighted-average ordinary shares outstanding			3,379,121	2,329,545
Basic net income (loss) per ordinary share			$ 0.01	$ 0
Class A and B Non-Redeemable [Member]
Numerator [Abstract]
Allocation of net income (loss)			$ 16,209	$ (4,106)
Denominator [Abstract]
Weighted-average ordinary shares outstanding			1,447,430	1,348,785
Basic net income (loss) per ordinary share			$ 0.01	$ 0